CONTINGENCIES AND COMMITMENTS (Narrative) (Details) $ in Thousands, R in Millions	12 Months Ended			24 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 ZAR (R)	Aug. 31, 2018	Aug. 31, 2018 ZAR (R)	Aug. 31, 2019 ZAR (R)
Statements [Line Items]
Minimum operating lease payments recognised as expense | $	$ 596
Maseve Investments 11 (Pty) Ltd. [Member]
Statements [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	0.00%	0.00%	17.10%
Tax Audit South Africa [Member]
Statements [Line Items]
Unrealized foreign exchange differences as income tax deductions		R 1,400
Taxable income		R 182		R 266
Income tax liability	$ 3,350				R 51
Income taxation rate				28.00%